Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Promissory Notes [Member]	Series C-1 Preferred Stock [Member]	Legacy Series A Preferred Stock [Member]	Legacy Series C-1 Preferred Stock [Member]	Legacy Series C-2 Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series C-1 Preferred Stock [Member]	Preferred Stock [Member] Series C-2 Preferred Stock [Member]	Preferred Stock [Member] Legacy Series A Preferred Stock [Member]	Preferred Stock [Member] Legacy Series C-1 Preferred Stock [Member]	Preferred Stock [Member] Legacy Series C-2 Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Promissory Notes [Member]	Additional Paid-in Capital [Member] Series C-1 Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series A Preferred Stock [Member]	Accumulated Deficit [Member] Series C-1 Preferred Stock [Member]	Accumulated Deficit [Member] Series C-2 Preferred Stock [Member]	Accumulated Deficit [Member] Legacy Series A Preferred Stock [Member]	Accumulated Deficit [Member] Legacy Series C-1 Preferred Stock [Member]	Accumulated Deficit [Member] Legacy Series C-2 Preferred Stock [Member]
Beginning Balance at Dec. 31, 2021	$ (29,577,046)												$ 2,275		$ 3,195,135			$ (32,774,456)
Beginning Balance (in Shares) at Dec. 31, 2021													2,274,373
Temporary equity accretion of dividends during the period							$ (307,927)	$ (9,470)	$ (239,104)										$ (307,927)	$ (9,470)	$ (239,104)
Issuance of common stock for service	26,477												$ 12		26,465
Issuance of common stock for service (in Shares)													12,534
Exercise of common stock purchase warrants	37,426												$ 21		37,405
Exercise of common stock purchase warrants (in Shares)													20,940
Warrants issued in connection with promissory notes/preferred stock		$ 409,483	$ 312,088													$ 409,483	$ 312,088
Repurchase of common stock	(2,294)													$ (2,294)
Repurchase of common stock (in Shares)														(1,411,825)
Cancellation of common stock													$ (1,412)	$ 2,294	(882)
Cancellation of common stock (in Shares)													(1,411,825)	1,411,825
Exercise of common stock options	1,271												$ 1		1,270
Exercise of common stock options (in Shares)													558
Stock-based compensation expense	609,891														609,891
Net loss	(9,051,334)																	(9,051,334)
Ending Balance at Dec. 31, 2022	(37,790,539)												$ 897		4,590,855			(42,382,291)
Ending Balance (in Shares) at Dec. 31, 2022													896,580
Temporary equity accretion of dividends during the period										$ (75,084)	$ (18,716)	$ (217,368)										$ (75,084)	$ (18,716)	$ (217,368)
Warrants issued in connection with promissory notes/preferred stock		6,112														6,112
Stock-based compensation expense	180,509														180,509
Net loss	(1,828,715)																	(1,828,715)
Ending Balance at Mar. 31, 2023	(39,743,801)												$ 897		4,777,476			(44,522,174)
Ending Balance (in Shares) at Mar. 31, 2023													896,580
Beginning Balance at Dec. 31, 2022	(37,790,539)												$ 897		4,590,855			(42,382,291)
Beginning Balance (in Shares) at Dec. 31, 2022													896,580
Temporary equity accretion of dividends during the period							(164,510)	$ (40,551)	$ (470,962)										$ (164,510)	$ (40,551)	$ (470,962)
Warrants issued in connection with promissory notes/preferred stock		$ 55,062														$ 55,062
Change in par value of common stock													$ (827)		827
Business Combination with Alpha, net of transaction costs	55,994,052												$ 1,830		55,992,222
Business Combination with Alpha, net of transaction costs (in Shares)													18,302,510
Common stock issued to convertible noteholder at the Merger	250,000												$ 3		249,997
Common stock issued to convertible noteholder at the Merger (in Shares)													25,000
Common and Series A Preferred stock issued in conjuction with AxBio Acquisition	21,652,790						$ 1						$ 385		21,652,404
Common and Series A Preferred stock issued in conjuction with AxBio Acquisition (in Shares)							4,243						3,845,337
Exercise of common stock options	$ 41,073												$ 21		41,052
Exercise of common stock options (in Shares)	21,158												21,158
Stock-based compensation expense	$ 667,682														667,682
Net loss	(15,445,087)																	(15,445,087)
Ending Balance at Dec. 31, 2023	24,749,010						$ 1						$ 2,309		83,250,101			(58,503,401)
Ending Balance (in Shares) at Dec. 31, 2023							4,243						23,090,585
Temporary equity accretion of dividends during the period				$ 75,084	$ 18,716	$ 217,368
Common Stock issued in connection with conversion of Promissory Notes	375,000												$ 12		374,988
Common Stock issued in connection with conversion of Promissory Notes (in Shares)													115,820
Stock received from AxoBio Disposition	(23,456,179)						$ (1)						$ (385)		(23,455,793)
Stock received from AxoBio Disposition (in Shares)							(4,243)						(3,845,337)
Stock-based compensation expense	211,469														211,469
Net loss	(3,270,959)																	(3,270,959)
Ending Balance at Mar. 31, 2024	$ (1,391,659)												$ 1,936		$ 60,380,765			$ (61,774,360)
Ending Balance (in Shares) at Mar. 31, 2024													19,361,068